Fees Summary	Apr. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,000
Previously Paid Amount	0.00
Total Fee Amount	34.45
Total Offset Amount	0.00
Net Fee	34.45
Narrative - Max Aggregate Offering Price	$ 225,000
Final Prospectus	true